Notes to the Consolidated Statements of Financial Position - Summary Of Detailed Information About Lease Liabilities (Details) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
Lease liabilities [abstract]
Current	€ 11.0	€ 7.9
Non-current	49.9	27.6
Total Lease liabilities	€ 60.9	€ 35.5